SHARE CAPITAL - Common and Preferred Share Capital (Details) - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of number of shares outstanding [abstract]
Share-based payment transactions	$ 319	$ 47
Repurchased	$ (333)	$ (17)
Common share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	550	550
Share-based payment transactions (in shares)	7	0
Repurchased (in shares)	(7)	0
Number of shares, Ending balance (in shares)	550	550
Share capital, beginning balance	$ 15,678	$ 15,644
Share-based payment transactions		47
Repurchased	(204)	(13)
Share capital, ending balance	15,793	15,678
Common share capital | Issued capital
Reconciliation of number of shares outstanding [abstract]
Share-based payment transactions	319	47
Repurchased	$ (204)	$ (13)
Preferred share capital
Reconciliation of number of shares outstanding [abstract]
Number of shares, Beginning balance (in shares)	105	122
Issued, net of issue costs (in shares)	0	0
Number of shares, Ending balance (in shares)	93	105
Share capital, beginning balance	$ 2,517	$ 2,946
Part VI.1 tax	(9)	(9)
Share capital, ending balance	2,208	2,517
Preferred share capital | Issued capital
Reconciliation of number of shares outstanding [abstract]
Part VI.1 tax	$ (9)	$ (9)
Class A Series 23 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Issued on Acquisition, net of issue costs (Note 6) (in shares)		(7)
Issued, net of issue costs (in shares)	(12)
Issue of equity	$ (300)	$ (170)
Class A Series 25 Preference Shares
Reconciliation of number of shares outstanding [abstract]
Issued on Acquisition, net of issue costs (Note 6) (in shares)		(10)
Issue of equity		$ (250)